Supplementary Cash Flow Information	12 Months Ended
Sep. 25, 2011
Cash Flow, Supplemental Disclosures [Text Block]
7.     Supplementary Cash Flow Information

	2011	2010	2009
Changes in operating assets and liabilities:
Receivables, net	$3,416	$16,415	$37,882
Inventories	(1,450)	(6,690)	28,902
Other assets	(48)	1,758	3,615
Accounts payable and accrued expenses	5	(6,743)	(18,927)
Other long-term liabilities	9	(434)	(1,303)
	$1,932	$4,306	$50,169

Cash paid for:
Interest (net of amount capitalized)	$6,929	$14,805	$9,994
Income taxes	327	443	240

Non-cash investing activities:
Capital expenditures in accounts payable	1,208	1,683	656

Capitalized interest was $821,000 in 2011, $1,071,000 in 2010 and $589,000 in 2009. Interest is capitalized using an overall borrowing rate for assets that are being constructed or otherwise produced for our own use. Interest capitalized during 2011 was primarily for additional manufacturing equipment for new process technology and capability improvements and tooling.

During the first quarter of 2006, we purchased the assembly manufacturing building (which we previously leased) at our Eau Claire, Wisconsin manufacturing site, together with related equipment, for $12,924,000, which included the assumption of a mortgage by us.

Purchase price of building and related equipment	$12,924
Cash paid for building and related equipment	(5,069)
Mortgage assumed	$7,855

The mortgage was paid in full in May 2011.